Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 99,459	$ 904,790	$ 1,596,567	$ 145,511
Adjustments to reconcile net income to net cash used in operating activities:
Income from business combination deposits forfeited by the former target company			(125,000)
Interest earned on investment held in Trust Account	(1,137,036)	(2,223,710)	(2,934,879)	(1,483,785)
Deferred tax (benefit) provision	(36,551)	2,704	2,975	48,070
Change in operating assets and liabilities:
Prepaid expenses	58,250	52,500	(8,250)	(50,000)
Prepaid income taxes	(192,613)
Accrued expenses	251,320	374,681	287,945	204,084
Due to related parties		155,000		25,000
Income tax payable	(358,882)	13,135	105,456	253,426
Franchise tax payable	40,295	5,145	300	200
Net Cash Used in Operating Activities	(1,275,758)	(715,755)	(1,074,886)	(857,494)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account for payment to redeeming stockholders	38,044,345	8,157,801	8,157,801
Deposit of cash held in Trust Account				(575,000)
Purchase of investment held in Trust Account	(550,000)	(975,000)	(1,275,000)
Withdrawal of investment held in Trust Account to pay taxes	838,369	538,109	698,946	38,293
Net Cash Provided by Investing Activities	38,332,714	7,720,910	7,581,747	(536,707)
Cash Flows from Financing Activities:
Redemption of common stock	(38,044,345)	(8,157,801)	(8,157,801)
Proceeds from working capital and extension loans from related party	1,195,000	1,148,000	1,471,000	320,000
Repayments of working capital loans from related party	(230,000)
Business combination deposits			200,000	125,000
Net Cash Used in Financing Activities	(37,079,345)	(7,009,801)	(6,486,801)	445,000
Net Change in Cash	(22,389)	(4,646)	20,060	(949,201)
Cash at beginning of period	30,823	10,763	10,763	959,964
Cash at end of period	8,434	6,117	30,823	10,763
Supplemental Cash Flow Information
Cash paid for income taxes	818,112	443,497	506,854
Cash paid for interest
Supplemental Disclosure of Non-cash Financing Activities
Excise tax payable attributable to redemption of common stock	380,443	81,578	81,578
Accretion of initial measurement of common stock subject to redemption value				10,093,419
Accretion of subsequent measurement of common stock subject to redemption value	$ 1,423,955	$ 3,277,975	$ 4,039,650	$ 1,182,269